Property and Equipment - Summary of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 1,832	$ 1,777
Less accumulated depreciation and amortization	(1,490)	(1,532)
Property and equipment, net	342	245
Laboratory Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,163	1,246
Computer Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	260	183
Office Furniture and Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	292	257
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 117	$ 91